Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2024
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
CIK	dei_EntityCentralIndexKey	0001659326
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 03, 2024
Document Effective Date	dei_DocumentEffectiveDate	Sep. 03, 2024
Prospectus Date	rr_ProspectusDate	Sep. 03, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
JPMorgan Securities Lending Money Market Fund | Agency SL
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSLXX